MAJOR CUSTOMERS AND VENDORS	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [TextBlock]

 Note 19 – MAJOR CUSTOMERS AND VENDORS

Major vendors

There were two vendors from which the Company purchased more than 10% of its raw materials for the year ended December 31, 2011, with each vendor accounting for about 14% and 11%, respectively, of its raw material purchases.

There were two vendors from which the Company purchased more than 10% of its raw materials for the year ended December 31, 2010, with each vendor accounting for about 12% and 11%, respectively, of its raw material purchases.

Major customers

There were three customers accounting for over 10% of the total sales for the year ended December 31, 2011, with each customer accounting for about 31%, 26% and 15%, respectively, of total sales over this period.

There were three customers accounting for over 10% of the total sales for the year ended December 31, 2010, with each customer accounting for about 37%, 20% and 19%, respectively, of total sales over this period.